Derivative Financial Instruments - Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments
Potential reduction in net position of total derivative assets	$ 60	$ 213
Potential reduction in net position of total derivative liabilities	60	213
Cash collateral rehypothecated	2	0
Other receivables
Derivative Financial Instruments
Right to reclaim cash collateral	2	0
Accounts payable
Derivative Financial Instruments
Obligation to return cash collateral	$ 38	$ 0